VESSELS, NET (Tables)	12 Months Ended
Dec. 31, 2017
VESSELS, NET [Abstract]
Vessels, net
Vessels, net, consist of the carrying value of 30 vessels and 29 vessels for the year ended December 31, 2017 and December 31, 2016, respectively. Vessels, net include drydocking costs.

All Figures in USD '000	2017	2016
Vessels	1,769,967	1,700,040
Drydocking	119,303	99,153
Total	1,889,270	1,799,193
Less Accumulated Depreciation	(842,977)	(741,144)
Less Impairment Loss on Vessels	(110,480)	-
Vessels, net	935,813	1,058,049